Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible assets

14 Intangible assets

Accounting policy

On acquisition of a subsidiary or business, the purchase consideration is allocated between the net tangible and intangible assets other than goodwill on a fair value basis, with any excess purchase consideration representing goodwill. Goodwill is carried at fair value as at the date of acquisition less impairment charges. Acquired intangible assets are carried at their fair value as at the date of acquisition less accumulated amortisation (including impairment). On disposal of a subsidiary or business, the attributable amount of goodwill is included in the determination of profit or loss recognised in the income statement.

Management judgement is required to identify intangible assets acquired as part of business combinations which comprise: market-related assets (e.g. trademarks, imprints, brands); customer-related assets (e.g. subscription bases, customer lists, customer relationships); editorial content; software and systems (e.g. application infrastructure, product delivery platforms, in-process research and development); and other intangible assets mainly comprising contract and rights-related assets.

The valuation of acquired intangible assets represents the estimated economic value in use, using standard valuation methodologies, including as appropriate, discounted cash flow and comparable market transactions. Judgements involved in estimating valuation of the intangible assets include growth in cash flows over the forecast period, the long-term growth rate assumed thereafter and the discount rate applied to the forecast cash flows.

The selection of appropriate amortisation periods for acquired intangible assets requires management to assess the longevity of brands and imprints, the strength and stability of customer relationships, the market positions of the acquired intangible assets and the technological and competitive risks that they face. Certain intangible assets are in relation to acquired science and medical publishing businesses that have been determined to have indefinite lives. The longevity of these assets is evidenced by their long- established and well regarded journal titles, and their characteristically stable market positions. Intangible assets, other than journal titles determined to have indefinite lives, are amortised on a straight-line basis over their estimated useful lives. The estimated useful lives of intangible assets with finite lives are:

■

Market-related assets – 1 to 40 years

■

Customer-related assets – 1 to 20 years

■

Editorial content – 1 to 40 years

■

Software and systems – 1 to 10 years

■

Other – 3 to 20 years

Journal titles determined to have indefinite lives are not amortised and are subject to impairment review at least annually, including a review of events and circumstances to ensure that they continue to support an indefinite useful life.

Internally developed intangible assets (development spend) typically comprise software and systems development where an identifiable asset is created that is probable to generate future economic benefits and are carried at cost less accumulated amortisation. Internally developed intangible assets are amortised on a straight-line basis over their estimated useful lives of three to 10 years. Impairment reviews are carried out at least annually or where indicators of impairment are identified.

Impairment reviews

Goodwill and acquired intangible assets with an indefinite life are allocated to cash generating units (CGUs) and tested for impairment at least annually or when there is an indicator that the asset may be impaired. An impairment loss is recognised in the income statement in administration and other expenses to the extent the carrying value of goodwill exceeds its recoverable amount and not subsequently reversed. The recoverable amount is the higher of fair value less costs to sell and value in use. The carrying amounts of all other intangible assets are reviewed where there are indications of possible impairment.

An impairment review involves a comparison of the carrying value of the asset with estimated values in use based on the latest management cash flow projections, approved by the Board. Key areas of judgement in estimating the values in use of businesses are the growth in cash flows over a forecast period of up to five years, the long-term growth rate assumed thereafter and the discount rate applied to the forecast cash flows. These calculations require the use of estimates in respect of forecast cash flows and discount rates. Where the asset does not generate cash flows that are independent from other assets, value in use estimates are made based on the cash flows of the CGU to which the asset belongs.

Critical judgement

Development spend

Development spend encompasses investment in new products and other initiatives, ranging from the building of online delivery platforms, to launch costs of new services, to building new infrastructure and applications. Launch costs and other ongoing operating expenses of new products and services are expensed as incurred. The costs of building product applications, platforms and infrastructure are capitalised as internally generated intangible assets, where the investment they represent has demonstrable value and the technical and commercial feasibility is assured. Costs eligible for capitalisation must be incremental, clearly identified and directly attributable to a particular project. The resulting assets are amortised over their estimated useful lives. Judgement is required in the assessment of the potential value of a development project, the identification of costs eligible for capitalisation and the selection of appropriate asset lives. In the impairment reviews carried out at least annually or where indicators of impairment are identified, estimates relating to the future cash flows and discount rates used in calculating the value in use of the intangible asset may have a material effect on the reported amounts of intangible assets.

14 Intangible assets (continued)

	Goodwill	Market related £m	Customer related £m	Editorial content £m	Software and technology £m	Other £m	Total acquired intangible assets £m	Total internally developed intangible assets £m	Total intangible assets excluding goodwill £m
COST
As at 1 January 2022	7,366	2,415	1,840	620	740	2,350	7,965	3,511	11,476
Acquisitions	269	18	43	27	37	-	125	-	125
Additions	-	-	-	-	-	-	-	402	402
Disposals and other	-	(2)	(4)	-	-	(9)	(15)	(84)	(99)
Exchange translation differences	753	268	197	43	68	177	753	291	1,044
At 1 January 2023	8,388	2,699	2,076	690	845	2,518	8,828	4,120	12,948
Acquisitions	68	1	28	1	31	3	64	-	64
Additions	-	-	-	-	-	-	-	447	447
Disposals and other*	(51)	(28)	(29)	(11)	(4)	(9)	(81)	(59)	(140)
Exchange translation differences	(382)	(132)	(96)	(22)	(37)	(86)	(373)	(165)	(538)
At 31 December 2023	8,023	2,540	1,979	658	835	2,426	8,438	4,343	12,781

ACCUMULATED AMORTISATION
As at 1 January 2022	-	1,438	1,132	556	467	2,319	5,912	2,260	8,172
Charge for the year	-	121	78	29	53	13	294	309	603
Disposals and other	-	(2)	(4)	(5)	5	(9)	(15)	(78)	(93)
Exchange translation differences	-	161	126	37	47	177	548	194	742
At 1 January 2023	-	1,718	1,332	617	572	2,500	6,739	2,685	9,424
Charge for the year	-	116	73	15	63	12	279	330	609
Disposals and other*	-	(16)	(19)	(5)	(8)	(9)	(57)	(41)	(98)
Exchange translation differences	-	(87)	(63)	(20)	(27)	(87)	(284)	(108)	(392)
At 31 December 2023	-	1,731	1,323	607	600	2,416	6,677	2,866	9,543

NET BOOK AMOUNT
At 31 December 2022	8,388	981	744	73	273	18	2,089	1,435	3,524
At 31 December 2023	8,023	809	656	51	235	10	1,761	1,477	3,238

* Includes goodwill of £51m (before an impairment of £42m) and intangible assets of £31m classified as held for sale within Risk.

The carrying amount of goodwill is shown after cumulative amortisation of £1,199m (2022: £1,253m), which was charged prior to the adoption of IFRS, and £9m (2022: £9m) of subsequent impairment charges recorded in prior years.

The Legal business area has £636m (2022: £735m) of capitalised development costs associated with platforms and infrastructure, with a remaining amortisation period of up to ten years.

Included in market-related intangible assets are £119m (2022: £125m) of journal titles relating to Scientific, Technical & Medical determined to have indefinite lives based on an assessment of their historical longevity and stable market positions.

Impairment review

There were no charges for impairment of goodwill or indefinite lived intangible assets in 2023 (2022: nil) identified during the annual impairment review.

Goodwill and indefinite lived intangible assets are compiled and assessed among groups of CGUs, which represent the lowest level at which goodwill is monitored by management. Typically, acquisitions are integrated into existing business areas, and the goodwill arising is allocated to the groups of CGUs that are expected to benefit from the synergies of the acquisition. As the business areas have become increasingly integrated and globalised, the current CGU allocation reflects the global leverage of assets, skills, knowledge and technology platforms, and the monitoring of goodwill by management.

GOODWILL	2022 £m	2023 £m
Risk	4,167	3,950
Scientific, Technical & Medical	2,015	1,923
Legal	1,572	1,524
Exhibitions	634	626
Total	8,388	8,023

14 Intangible assets (continued)

The key assumptions used for each group of CGUs are disclosed below:

KEY ASSUMPTIONS	2022		2023
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Risk	11.2%	4%	11.3%	4%
Scientific, Technical & Medical	10.5%	3%	10.6%	3%
Legal	10.9%	3%	10.9%	4%
Exhibitions	13.0%	4%	12.3%	4%

The pre–tax discount rates used are based on the Group’s weighted average cost of capital, adjusted to reflect a risk premium specific to each business. A post-tax discount rate was applied to post-tax cash flows. The equivalent pre-tax discount rate has been estimated by grossing up the post-tax rate. The Group’s weighted average cost of capital is derived from a risk free rate, a market risk premium, a risk adjustment (beta) and a cost of debt adjustment. The discount rates and the cash flow projections are in nominal terms and therefore, take into account the impact of inflation. The Group’s weighted average cost of capital was calculated as at 30 September 2023 when the impairment review was performed, and there were no indicators of impairment in the intervening period to 31 December 2023.

The key assumptions within the forecast growth in the cash flows over a forecast period of up to five years are revenue growth, operating margin and cash conversion. Revenue growth and operating profit margin forecasts for each CGU are derived from past results adjusted by management based on salient current and future considerations. Cash conversion rates for each CGU are based on historical cash conversion rates. Nominal long-term market growth rates, which are applied after the forecast period of up to five years, are broadly in line with the long-term average growth prospects for the sectors and territories in which the businesses operate.

A sensitivity analysis has been performed based on changes in key assumptions considered to be reasonably possible by management: an increase in the discount rate of 1.5%; a decrease in the compound annual growth rate for cash flow in the five-year forecast period of 2%; a decrease in the nominal long-term market growth rates of 1%; and a combined increase in discount rate of 1% and a decrease in the nominal long-term market growth rates of 1%. These sensitivity analyses show that no impairment charges would result from these scenarios.